Deferred revenue and customer deposits	6 Months Ended
Jun. 30, 2025
Deferred revenue and customer deposits
Deferred revenue and customer deposits

8Deferred revenue and customer deposits

Deferred revenue and customer deposits consist of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Deferred revenue	87,070	98,267	13,718
Customer deposits	60,041	57,828	8,072
Total deferred revenue and customer deposits – current	147,111	156,095	21,790